UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-22448

American Funds Tax-Exempt Fund of New York
(Exact Name of Registrant as Specified in Charter)

P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (415) 421-9360

Date of fiscal year end: July 31

Date of reporting period: July 31, 2011

Courtney R. Taylor
Capital Research and Management Company
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

American Funds Tax-Exempt Fund of New YorkSM

[photo of the Brooklyn Bridge and Lower Manhattan]
Annual report for the period ended July 31, 2011

American Funds Tax-Exempt Fund of New York seeks to provide a high level of current income exempt from regular federal, New York state and New York City income taxes. Its secondary objective is preservation of capital.

This fund is one of the 33 American Funds. American Funds is one of the nation’s largest mutual fund families. For 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here is the cumulative total return on a $1,000 investment with all distributions reinvested for the period ended June 30, 2011 (the most recent calendar quarter-end):

Since fund’s inception
Class A shares	(November 1, 2010)
Reflecting 3.75% maximum sales charge	–2.86%

The fund’s gross and net expense ratios were 0.97% and 0.67%, respectively, for Class A shares for the current fiscal year. These expense ratios are annualized based on data for a partial year.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser has reimbursed certain expenses. These reimbursements may be adjusted or discontinued by the investment adviser at any time, subject to any restrictions in the fund’s prospectus. Fund results shown reflect the reimbursements, without which they would have been lower. See the fund’s prospectus or the Financial Highlights table on page 17 for details.

The fund’s 30-day yield for Class A shares as of August 31, 2011, calculated in accordance with the U.S. Securities and Exchange Commission formula, was 3.01%. (For investors in the 43.35% federal, New York state and New York City tax bracket, this is equivalent to a taxable yield of 5.31%.) This reflects the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities.

Results for other share classes can be found on page 19.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poor’s and/or Fitch as an indication of an issuer’s creditworthiness. Lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal than higher rated bonds. The fund is more susceptible to factors adversely affecting issuers of its state’s tax-exempt securities than a more widely diversified municipal bond fund. Income may be subject to federal alternative minimum taxes. Certain other income, as well as capital gain distributions, may be taxable. See the prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

On the cover: the Brooklyn Bridge and Lower Manhattan

Fellow investors:

We welcome the opportunity to present you with the first annual report for American Funds Tax-Exempt Fund of New York. This report covers the fund’s results from its inception on November 1, 2010, through the close of its fiscal year on July 31, 2011.

For its abbreviated fiscal year, the fund’s monthly dividends totaled about 20 cents a share. This represented a tax-exempt income return of 2.0% for investors who reinvested dividends. To match this, an investor in the 43.35% combined effective federal, New York state and New York City tax bracket* would have had to earn 3.5% from a taxable investment. Those who elected to take dividends in cash recorded a slightly lower income return.

American Funds Tax-Exempt Fund of New York’s total return was 1.8%, which reflects the fund’s income return and a decline of 2 cents in the fund’s share price over the nine-month period.

The fund’s total return exceeded the 0.1% decline of the Lipper New York Municipal Debt Funds Average, a peer group measure. By way of comparison, the unmanaged Barclays Capital New York Municipal Index, which measures investment-grade tax-exempt bonds issued in New York and has no expenses, returned 1.2%.

Municipal market overview

The fund began its life during a challenging period for the overall municipal bond market. Waning investor enthusiasm for tax-exempt bonds was further diminished by media attention focused on state and local government budgetary strains. This led to redemptions of municipal bond funds and market price declines during November and December.

In the closing months of the fiscal year, the market reversed course, and prices of various types of bonds rose as signs of slowing U.S. and global economic growth spurred a retreat from equities. Municipal bond prices in particular rebounded strongly from the downturn that began in late 2010, as investor fears about state and local debt problems eased. A run of consecutive weekly outflows from municipal bond funds that began in November 2010 subsided in June.

*The combined federal, New York state and New York City tax rate noted above is an “effective” tax rate, reflecting the deductibility of state and local taxes on federal tax returns. The fund did not pay capital gains distributions.

[photo of the Brooklyn Bridge and Lower Manhattan]
[Begin Sidebar]
In this report

4	About your fund

How your fund’s portfolio counselors approach the New York municipal bond market.

Contents

1	Letter to investors

3	The value of a $10,000 investment

5	Investment portfolio

8	Financial statements

22	Board of trustees and other officers
[End Sidebar]

In New York, state lawmakers passed a $132.5 billion budget for fiscal 2012 just before the April 1, 2011, deadline. The budget — the state’s first on-time spending plan in five years — included steep cuts to education, health care and other areas. As of July, the state unemployment rate was 8.0%, lower than the national average of 9.1%, according to the U.S. Bureau of Labor Statistics. The New York City and, to a lesser degree, New York state economies are more dependent on employment and income from the financial services sector than those of many other states and localities. Given the possibility of reduced revenue growth for some major financial services companies, we are carefully monitoring this sector to evaluate any potential impact on the regional economy and state and city budgets.

[photo of Central Park - New York City]
How the fund responded

When the fund was launched, one of our key goals was to build a broadly diversified portfolio that includes tax-exempt securities from across the credit-quality spectrum representing the diversity of sectors within the New York municipal bond market. The elevated volatility during much of the fiscal year presented us with numerous opportunities to invest in bonds at what we believe were attractive prices. The fund’s bond purchases spanned the spectrum of credit risk and market sectors. The result is a well-diversified portfolio that reflects our investment convictions and the range of investment opportunities in New York.

While the fund commenced operations only nine months ago, the investment professionals who manage it have spent many years investing in the New York municipal bond market. These experienced portfolio counselors and analysts make investment decisions by relying on extensive fundamental research of issuers and in-depth analysis of the credit features of individual securities. This research has led us to make investments in a number of revenue bonds supporting colleges and universities, hospitals and senior living facilities, as well as corporate-backed bonds.

Going forward, we continue to look for opportunities to invest in bonds with attractive yields, while also paying close attention to potential risks. A number of challenges lie ahead for the U.S. economy and the municipal bond market. Therefore, we expect continued volatility in the near term.

We are pleased with the fund’s initial progress, and are most gratified by the trust you have placed in us by investing in the fund during a period of great uncertainty. We thank you for your support and look forward to discussing the fund’s results again in six months.

Cordially,

/s/ Paul G. Haaga, Jr.

Paul G. Haaga, Jr.
Vice Chairman of the Board

/s/ Karl J. Zeile

Karl J. Zeile
President

September 13, 2011

The value of a $10,000 investment

How a $10,000 investment has fared (for the period November 1, 2010, to July 31, 2011, with dividends reinvested)

Fund results shown, unless otherwise indicated, reflect deduction of the maximum sales charge of 3.75% on the $10,000 investment.1 Thus, the net amount invested was $9,625.

Month end	The fund at net asset value	The fund at maximum offering price	Barclays Capital New York Municipal Index2	Lipper New York Municipal Debt Funds Average3

11/1/10	$10,000	$9,625	$10,000	$10,000
11/30/10	$9,787	$9,419	$9,815	$9,740
12/31/10	$9,661	$9,298	$9,646	$9,530
1/31/11	$9,580	$9,221	$9,578	$9,409
2/28/11	$9,745	$9,380	$9,712	$9,542
3/31/11	$9,720	$9,355	$9,693	$9,500
4/30/11	$9,886	$9,515	$9,861	$9,671
5/31/11	$10,065	$9,687	$10,015	$9,855
6/30/11	$10,093	$9,714	$10,039	$9,910
7/31/11	$10,183	$9,801	$10,125	$9,994

1 As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
2 The market index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or taxes.
3 Results of the Lipper New York Municipal Debt Funds Average reflect fund expenses but do not reflect the effect of any applicable account fees, taxes or front-end sales charges. If any applicable front-end sales charges were included, results of the average would be lower.

Past results are not predictive of results for future periods. The results shown are before taxes on fund distributions and sale of fund shares.

Cumulative total return based on a $1,000 investment (for the period ended July 31, 2011)*

Lifetime
(since 11/1/2010)
Class A shares	–1.99%

*Assumes reinvestment of all distributions and payment of the maximum 3.75% sales charge.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser has reimbursed certain expenses. These reimbursements may be adjusted or discontinued by the investment adviser at any time, subject to any restrictions in the fund’s prospectus. Fund results shown reflect the reimbursements, without which they would have been lower. See the fund’s prospectus or the Financial Highlights table on page 17 for details.

[photo of a bridge - trees in the background]

About your fund

About the fund’s investments

American Funds Tax-Exempt Fund of New York can invest in a wide range of debt securities that generally are exempt from regular federal, New York state and New York City income taxes. However, while the fund’s distributions are generally not subject to regular income tax, as much as 20% of its assets can be invested in securities that would subject investors to the federal alternative minimum tax (AMT). The fund can invest in bonds funding the general obligations of New York state and its local governments, as well as corporate-backed municipal securities. It also can invest in bonds issued by educational facilities and hospitals, as well as bonds supporting electric utilities, airports, water and sewer systems and other revenue-generating projects.

A flexible approach

The portfolio counselors who manage the fund focus primarily on higher quality, investment-grade securities — bonds rated Baa/BBB or better, or securities that are unrated but determined by the fund’s investment adviser to be of equivalent quality. However, in their efforts to provide investors with current tax-exempt income, the investment professionals have the flexibility to invest a portion of fund assets in lower rated, higher yielding bonds.

[Begin Sidebar]
From the fund’s portfolio counselors

[Begin Photo Caption]
[photo of Karl Zeile]
Karl Zeile
20 years of investment experience
[End Photo Caption]

“American Funds Tax-Exempt Fund of New York was created to provide investors who live in New York state with a steady stream of income that isn’t subject to regular income taxes. When this fund was conceived, we thought carefully about whether it was possible to build a well-diversified portfolio for investors while focusing on a single state. And in the case of New York, we believe the answer is absolutely yes. Today, New York benefits from a dynamic economy and a large municipal market that includes tax-exempt bond issuers representing most major sectors.”

[Begin Photo Caption]
[photo of Brenda Ellerin]
Brenda Ellerin
22 years of investment experience
[End Photo Caption]

“Most investors look to a municipal bond fund for steady tax-exempt income, but also for relative stability. Keeping that in mind, we pay very close attention to risk. Capital Research and Management Company is a research-driven organization, so when we look for investment opportunities, we carefully analyze the creditworthiness of individual issuers and the viability of the particular project a bond supports — and we look at these things within the context of local economic conditions and the interest rate environment. We take a relatively cautious approach, while striving for flexibility. In some cases, we might invest in a bond that requires taking on additional risk if we believe there is adequate compensation for taking that risk.”
[End Sidebar]

Investment portfolio   July 31, 2011

[begin pie chart]
Quality ratings*

Aaa/AAA	10.9%
Aa/AA	36.0
A/A	26.6
Baa/BBB	15.0
Below investment-grade	1.5
Unrated	4.1
Short-term securities & other assets less liabilities	5.9

*Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody's, Standard & Poor's and/or Fitch as an indication of an issuer's creditworthiness. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund's investment policies. Securities in the "unrated" category (at left) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund's investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

[end pie chart]

	Principal		Percent
	amount	Value	of net
Bonds & notes - 94.09%	(000)	(000)	assets

New York - 91.10%
State issuers - 50.65%
Dormitory Auth., Fordham University Rev. Bonds, Series 2011-A, 5.50% 2036	$1,000	$1,045	1.53%
Dormitory Auth., Lease Rev. Bonds (State University Dormitory Facs. Issue), Series 2010-A, 5.00% 2035	1,000	1,029
Dormitory Auth., Lease Rev. Bonds (State University Dormitory Facs. Issue), Series 2011-A, 5.00% 2041	1,000	1,026	3.00
Dormitory Auth., Lease Rev. Bonds (State University Educational Facs. Issue), Series 2003, XLCA insured, 5.25% 2032 (put 2013)	1,000	1,086
Dormitory Auth., School Districts Rev. Bond Fncg. Program Rev. Bonds, Series 2011-A, 5.00% 2024	1,000	1,080
Dormitory Auth., State of New York Consolidated Service Contract, Rev. Ref. Bonds, Series 2010, 5.00% 2020	500	572	4.00
Dormitory Auth., Mount Sinai School of Medicine of New York University, Rev. Bonds, Series 2010-A, 5.00% 2021	1,000	1,091	1.59
Dormitory Auth., New School Rev. Bonds, Series 2010, 5.25% 2021	500	555
Dormitory Auth., New School Rev. Bonds, Series 2010, 5.50% 2040	500	517	1.56
Dormitory Auth., NYU Hospitals Center Rev. Bonds, Series 2011-A, 6.00% 2040	1,000	1,033	1.51
Dormitory Auth., Rochester General Hospital Insured Rev. Bonds, Series 2005, RADIAN insured, 5.00% 2015	720	766	1.12
Dormitory Auth., Skidmore College, Rev. Bonds, Series 2011-A, 5.50% 2041	1,420	1,490	2.18
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2011-A, 5.00% 2018	1,000	1,177	1.72
Energy Research and Dev. Auth., Facs. Rev. Bonds (Consolidated Edison Co. of New York, Inc. Project), Series 2010-A, AMT, 1.45% 2036 (put 2012)	1,000	1,005	1.47
Energy Research and Dev. Auth., Pollution Control Rev. Ref. Bonds (Electric & Gas Corp. Project), Series 1994-C, 3.00% 2029 (put 2013)	1,000	1,023	1.49
Environmental Facs. Corp., State Clean Water and Drinking Water Revolving Funds Rev. Bonds (New York City Municipal Water Fin. Auth. Projects - Second Resolution Bonds), Series 2011-B, 5.00% 2036	500	520	.76
Hudson Yards Infrastructure Corp. Rev. Bonds, Fiscal 2007 Series A, 5.00% 2047	500	460	.67
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (Bank of America Tower at One Bryant Park Project), Series 2010, 6.375% 2049	1,000	1,032	1.51
Liberty Dev. Corp., Rev. Bonds (Goldman Sachs Headquarters Issue), Series 2005, 5.25% 2035	1,000	1,003	1.46
Local Government Assistance Corp., Ref. Bonds (Public Benefit Corp. of the State of New York), Series 2008-A, 5.00% 2020	1,175	1,335	1.95
Metropolitan Transportation Auth., Dedicated Tax Fund Bonds, Series 2004-C, AMBAC insured, 5.50% 2017	1,000	1,217	1.78
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2010-D, 5.00% 2017	1,000	1,149	1.68
Mortgage Agcy., Mortgage Rev. Bonds, Series 45, 4.50% 2029	1,000	1,082
Mortgage Agcy., Mortgage Rev. Bonds, Series 46, 5.00% 2029	500	543	2.37
Port Auth. of New York and New Jersey, Consolidated Bonds, Series 136, AMT, National insured, 5.00% 2021	500	522
Port Auth. of New York and New Jersey, Consolidated Bonds, Series 166, 5.00% 2031	1,000	1,065
Port Auth. of New York and New Jersey, Consolidated Bonds, Series 167, AMT, 5.00% 2025	1,000	1,044	3.84
Port Auth. of New York and New Jersey, Special Project Bonds (JFK International Air Terminal LLC Project), Series 8, 5.00% 2020	1,000	1,004	1.47
Thruway Auth., Local Highway and Bridge Service Contract Bonds, Series 2009, 5.00% 2020	1,000	1,129	1.65
Thruway Auth., Second General Highway and Bridge Trust Fund Bonds, Series 2008-B, 5.00% 2015	500	570
Thruway Auth., Second General Highway and Bridge Trust Fund Bonds, Series 2010-A, 5.00% 2015	750	855	2.08
Tobacco Settlement Fin. Corp. Rev. Bonds (State Contingency Contract Secured), Series 2011-B, 5.00% 2018	1,000	1,154	1.68
Triborough Bridge and Tunnel Auth. (MTA Bridges and Tunnels), General Rev. Bonds, Series 2008-A, 5.00% 2020	1,000	1,130
Triborough Bridge and Tunnel Auth. (MTA Bridges and Tunnels), General Rev. Bonds, Series 2010-A-1, 5.00% 2019	1,000	1,172	3.36
Urban Dev. Corp., Service Contract Rev. Ref. Bonds, Series 2010-A-2, 5.00% 2020	1,000	1,152	1.68
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (State Facs. and Equipment), Series 2009-B-1, 5.25% 2038	1,000	1,054	1.54
		34,687	50.65

City & county issuers - 40.45%
City of Albany Capital Resource Corp., Rev. Bonds (St. Peter's Hospital of the City of Albany Project), Series 2011, 6.25% 2038	1,000	1,022	1.49
Buffalo and Erie County Industrial Land Dev. Corp., Rev. Bonds (Buffalo State College Foundation Housing Corp. Project), Series 2011-A, 5.375% 2041	1,400	1,404	2.05
County of Chautauqua Industrial Dev. Agcy., Exempt Fac. Rev. Bonds (NRG Dunkirk Power Project), Series 2009, 5.875% 2042	500	495	.72
Dutchess County Local Dev. Corp., Rev. Bonds (Health Quest Systems, Inc. Project), Series 2010, 5.75% 2030	500	521
Dutchess County Local Dev. Corp., Rev. Bonds (Health Quest Systems, Inc. Project), Series 2010, 5.75% 2040	1,000	1,013	2.24
Erie County Industrial Dev. Agcy., School Fac. Rev. Bonds (City School Dist. of the City of Buffalo Project), Series 2011-A, 5.25% 2025	1,000	1,090	1.59
Essex County Industrial Dev. Agcy., Solid Waste Disposal Rev. Bonds, Series 2004-A, AMT, 5.20% 2028	500	471
Essex County Industrial Dev. Agcy., Solid Waste Disposal Rev. Ref. Bonds, Series 2005-A, AMT, 5.20% 2023	750	738	1.76
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-B, 5.25% 2014	1,000	1,133
Long Island Power Auth., Electric System General Rev. Bonds, Series 2009-A, 5.50% 2024	1,055	1,164	3.35
City of New York, G.O. Bonds, Fiscal 2008 Series L-1, 5.00% 2023	1,000	1,091
City of New York, G.O. Bonds, Fiscal 2010 Series E, 5.00% 2025	1,000	1,081
City of New York, G.O. Bonds, Fiscal 2011 Series A-1, 5.00% 2019	1,000	1,170	4.88
New York City Industrial Dev. Agcy., Civic Fac. Rev. Bonds (Staten Island University Hospital Project), Series 2001-A, 6.375% 2031	1,385	1,387	2.03
New York City Industrial Dev. Agcy., Liberty Rev. Bonds (7 World Trade Center, LLC Project), Series A, 6.25% 2015	500	502
New York City Industrial Dev. Agcy., Liberty Rev. Bonds (7 World Trade Center, LLC Project), Series A, 6.50% 2035	500	502	1.47
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2005, AMT, 7.625% 2025	1,000	1,031	1.51
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (Terminal One Group Assn., LP Project), Series 2005, AMT, 5.00% 2013	1,000	1,043	1.52
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2011 Series EE, 5.375% 2043	1,000	1,063
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2011 Series GG, 5.00% 2026	1,000	1,099	3.16
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2007 Series S-2, Assured Guaranty Municipal insured, 5.00% 2017	570	655	.96
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2010 Series D, 5.00% 2023	1,000	1,127
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2011 Series C, 5.25% 2025	1,000	1,137	3.31
New York City, Health and Hospitals Corp., Health System Bonds, Series 2010-A, 5.00% 2019	500	565
New York City, Health and Hospitals Corp., Health System Bonds, Series 2010-A, 5.00% 2021	540	598
New York City, Health and Hospitals Corp., Health System Bonds, Series 2010-A, 5.00% 2025	500	524	2.46
Niagara County Industrial Dev. Agcy., Solid Waste Disposal Fac. Rev. Ref. Bonds (American Ref-Fuel Co. of Niagara, L.P. Fac.), Series 2001-D, 5.55% 2024 (put 2015)	1,000	1,014	1.48
Suffolk County Econ. Dev. Corp., Rev. Ref. Bonds (Peconic Landing at Southold, Inc. Project), Series 2010, 5.875% 2030	1,000	1,026	1.50
Suffolk County Industrial Dev. Agcy., Industrial Dev. Rev. Bonds (KeySpan-Port Jefferson Energy Center, LLC Project), Series 2003-A, AMT, 5.25% 2027	1,000	1,000	1.46
Westchester County Health Care Corp., Rev. Bonds, Series 2010-B, 6.00% 2030	1,000	1,034	1.51
		27,700	40.45

Guam - 0.75%
Government of Guam, Hotel Occupancy Tax Rev. Bonds, Series 2011-A, 6.125% 2031	500	514	.75

Puerto Rico - 1.47%
Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. Ref. Bonds, (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 6.00% 2033	500	506	.74
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2007-A, National insured, 0% 2043	4,000	503	.73
		1,009	1.47

Virgin Islands - 0.77%
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note - Diageo Project), Series 2009-A, 6.625% 2029	500	526	.77

Total bonds & notes (cost: $63,033,000)		64,436	94.09

Short-term securities - 6.53%

Trust for Cultural Resources of the City of New York, Rev. Ref. Bonds (Lincoln Center for the Performing Arts, Inc.), Series 2008-A-2, 0.22% 2035 (1)	675	675	.98
City of Syracuse, Industrial Dev. Agcy., Civic Fac. Rev. Bonds (Syracuse University Project), Series 2008-A-1, 0.28% 2037 (1)	400	400
City of Syracuse, Industrial Dev. Agcy., Civic Fac. Rev. Bonds (Syracuse University Project), Series 2008-A-2, 0.28% 2037 (1)	900	900	1.90
City of New York, G.O. Bonds, Fiscal 2004 Series H, Subseries H-4, 0.24% 2034 (1)	1,400	1,400
City of New York, G.O. Bonds, Fiscal 2008 Series L, Subseries L-4, 0.16% 2038 (1)	400	400	2.63
New York City, Transitional Fin. Auth., Recovery Rev. Ref. Bonds, Fiscal 2003 Series 3, Subseries 3-B, 0.19% 2022 (1)	700	700	1.02

Total short-term securities (cost: $4,475,000)		4,475	6.53

Total investment securities (cost: $67,508,000)		68,911	100.62
Other assets less liabilities		(425)	(.62)

Net assets		$68,486	100.00%

(1)Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations

Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities
at July 31, 2011	(dollars in thousands)

Assets:
Investment securities, at value (cost: $67,508)			$68,911
Cash			532
Receivables for:
Sales of fund's shares	$83
Interest	638		721
			70,164
Liabilities:
Payables for:
Purchases of investments	1,166
Repurchases of fund's shares	294
Dividends on fund's shares	148
Investment advisory services	23
Services provided by related parties	47
Trustees' deferred compensation	-	*
Other	-	*	1,678
Net assets at July 31, 2011			$68,486

Net assets consist of:
Capital paid in on shares of beneficial interest			$67,566
Distributions in excess of net investment income			-	*
Accumulated net realized loss			(483)
Net unrealized appreciation			1,403
Net assets at July 31, 2011			$68,486

	(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) -
unlimited shares authorized (6,859 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$62,229	6,232	$9.98
Class B	120	12	9.98
Class C	2,103	211	9.98
Class F-1	872	87	9.98
Class F-2	3,162	317	9.98

*Amount less than one thousand.

See Notes to Financial Statements

Statement of operations
for the period November 1, 2010(1) to July 31, 2011	(dollars in thousands)

Investment income:
Income:
Interest			$1,462
Fees and expenses(2):
Investment advisory services	$168
Distribution services	71
Transfer agent services	18
Administrative services	2
Reports to shareholders	7
Registration statement and prospectus	106
Trustees' compensation	-	(3)
Auditing and legal	27
Custodian	-	(3)
Other	11
Total fees and expenses before reimbursement	410
Less reimbursement of fees and expenses	125
Total fees and expenses after reimbursement			285
Net investment income			1,177

Net realized loss and unrealized appreciation
on investments:
Net realized loss on investments			(483)
Net unrealized appreciation on investments			1,403
Net realized loss and unrealized appreciation
on investments			920
Net increase in net assets resulting
from operations			$2,097

(1)Commencement of operations.
(2)Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
(3)Amount less than one thousand.

See Notes to Financial Statements

Statement of changes in net assets
for the period November 1, 2010* to July 31, 2011	(dollars in thousands)

Operations:
Net investment income	$1,177
Net realized loss on investments	(483)
Net unrealized appreciation on investments	1,403
Net increase in net assets resulting from operations	2,097

Dividends paid or accrued to shareholders from net investment income	(1,177)

Net capital share transactions	67,566

Total increase in net assets	68,486

Net assets:
Beginning of period	-
End of period (including distributions in excess of net investment income	$68,486
of less than one thousand)

*Commencement of operations.

See Notes to Financial Statements

Notes to financial statements

1.	Organization

American Funds Tax-Exempt Fund of New York (the “fund”) was organized on July 16, 2010, as a Delaware statutory trust. On October 25, 2010, the fund obtained its initial capitalization of $100,000 from the sale of 10,000 Class A shares of beneficial interest to Capital Research and Management Company (“CRMC”), the fund’s investment adviser. Operations commenced on November 1, 2010, upon the initial purchase of investment securities. The fund’s fiscal year ends on July 31. The fund is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide a high level of current income exempt from regular federal, New York state and New York City income taxes. Its secondary objective is preservation of capital.

The fund has five share classes, some of which are only available to limited categories of investors. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B converts to Class A after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Classes F-1 and F-2	None	None	None
*Class B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2.	Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends paid to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

3.	Valuation

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs – The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data. For certain distressed securities, valuations may include cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts.

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund's board of trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications - The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At July 31, 2011, all of the fund’s investment securities were classified as Level 2.

4.	Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Investing in municipal bonds of issuers within the state of New York — Because the fund invests in securities of issuers within the state of New York, the fund is more susceptible to factors adversely affecting issuers of New York securities than a comparable municipal bond mutual fund that does not concentrate in a single state. For example, such factors may include political policy changes, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial or economic difficulties, and changes in the credit ratings assigned to New York’s municipal issuers. New York’s economy and finances may be especially vulnerable to changes in the performance of the financial services sector, which historically has been volatile.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features could cause the fund to experience a loss and may affect its share price.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Concentration — Investing significantly in municipal obligations of issuers in the same state or similar project type may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the fund’s share price may increase.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund’s share price to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net income and net capital gains each year. The fund is not subject to income taxes to the extent taxable income and net capital gains are distributed. Generally, income earned by the fund is exempt from federal income taxes; however, the fund may earn taxable income from certain investments.

As of and during the period ended July 31, 2011, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal and state tax authorities for tax years before 2010, the year the fund commenced operations.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

During the period ended July 31, 2011, the fund reclassified amounts of less than one thousand from distributions in excess of net investment income to accumulated net realized loss and from distributions in excess of net investment income to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.

As of July 31, 2011, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Undistributed tax-exempt income	$148
Post-October capital loss deferrals (realized during the period November 1, 2010, through July 31, 2011)*	(483)
Gross unrealized appreciation on investment securities	1,605
Gross unrealized depreciation on investment securities	(202)
Net unrealized appreciation on investment securities	1,403
Cost of investment securities	67,508

*These deferrals are considered incurred in the subsequent year.

Tax-exempt income distributions paid or accrued to shareholders were as follows (dollars in thousands):

Share class	For the period November 1, 2010* to July 31, 2011
Class A	$1,120
Class B	-	†
Class C	17
Class F-1	13
Class F-2	27
Total	$1,177

*Commencement of operations.
†Amount less than one thousand.

6. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares, and American Funds Service Company® ("AFS"), the fund’s transfer agent.

Investment advisory services – The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.30% on the first $60 million of daily net assets and decreasing to 0.18% on such assets in excess of $1 billion. The agreement also provides for monthly fees, accrued daily, of 3.00% on the first $3,333,333 of the fund's monthly gross income and 2.50% on such income in excess of $3,333,333. For the period ended July 31, 2011, the investment advisory services fee was $168,000, which was equivalent to an annualized rate of 0.402% of average daily net assets.

CRMC has agreed to reimburse a portion of the fees and expenses of the fund during its start-up period. This reimbursement may be adjusted or discontinued by CRMC, subject to any restrictions in the fund’s prospectus. For the period ending July 31, 2011, the total fees and expenses reimbursed by CRMC were $125,000. Fees and expenses in the statement of operations are presented gross of any reimbursements from CRMC.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has plans of distribution for all share classes, except Class F-2. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of July 31, 2011, there were no unreimbursed expenses subject to reimbursement for Class A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.30%
Class B	1.00	1.00
Class C	1.00	1.00
Class F-1	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC as described below.

Administrative services – The fund has an administrative services agreement with CRMC for all share classes, except Classes A and B, to provide certain services, including transfer agent and recordkeeping services; coordinating, monitoring, assisting and overseeing third-party service providers; and educating advisers and shareholders about the impact of market-related events, tax laws affecting investments, retirement plan restrictions, exchange limitations and other related matters. Each relevant share class pays CRMC annual fees up to 0.15% based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services.

Expenses under the agreements described above for the period ended July 31, 2011, were as follows:

			Administrative services
Share class	Distribution services	Transfer agent services	CRMC administrative services	Transfer agent services
Class A	$62,526	$18,428	Not applicable	Not applicable
Class B	323	10	Not applicable	Not applicable
Class C	7,405	Included in administrative services	$486	$148
Class F-1	1,093		331	88
Class F-2	Not applicable		653	166
Total	$71,347	$18,438	$1,470	$402

Trustees’ deferred compensation – Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, includes the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

Affiliated officers and trustees – Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.

7. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales(1)		Reinvestments of dividends				Repurchases(1)		Net increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares
For the period November 1, 2010(2) to July 31, 2011
Class A	$61,882	6,280	$145		15		$(618)	(63)	$61,409	6,232
Class B	142	14	-	(3)	-	(3)	(24)	(2)	118	12
Class C	2,194	226	15		2		(168)	(17)	2,041	211
Class F-1	1,124	114	3		-	(3)	(268)	(27)	859	87
Class F-2	3,170	320	16		2		(47)	(5)	3,139	317
Total net increase
(decrease)	$68,512	6,954	$179		19		$(1,125)	(114)	$67,566	6,859

(1)Includes exchanges between share classes of the fund.
(2)Commencement of operations.
(3)Amount less than one thousand.

8. Investment transactions and other disclosures

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $71,930,000 and $8,168,000, respectively, during the period ended July 31, 2011.

CRMC has agreed to bear all offering and organizational expenses of the fund. The offering costs include state and U.S. Securities and Exchange Commission ("SEC") registration fees. Organizational costs include administrative and legal fees. The total amount of offering and organizational expenses borne by CRMC was $8,000. These expenses are not included in the accompanying financial statements.

9. Ownership concentration

At July 31, 2011, the fund had one shareholder which held more than 10% of the fund's outstanding shares. The shareholder, CRMC, is an affiliate of the fund with aggregate ownership of 74%. The ownership represents the seed money invested in the fund when it began operations on November 1, 2010.

Financial highlights(1)

		Income from investment operations(2)
	Net asset value, beginning of period	Net investment income	Net losses on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return(3) (4)	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimbursements(5)	Ratio of expenses to average net assets after reimbursements(4) (5)	Ratio of net income to average net assets(4) (5)
Class A:
Period from 11/1/2010 to 7/31/2011	$10.00	$.21	$(.03)	$.18	$(.20)	$9.98	1.83%	$62,229	.97%	.67%	2.82%
Class B:
Period from 11/1/2010 to 7/31/2011	10.00	.15	(.03)	.12	(.14)	9.98	1.24	120	1.76	1.48	2.21
Class C:
Period from 11/1/2010 to 7/31/2011	10.00	.15	(.03)	.12	(.14)	9.98	1.26	2,103	1.75	1.55	2.27
Class F-1:
Period from 11/1/2010 to 7/31/2011	10.00	.20	(.03)	.17	(.19)	9.98	1.76	872	1.03	.78	2.71
Class F-2:
Period from 11/1/2010 to 7/31/2011	10.00	.22	(.03)	.19	(.21)	9.98	1.92	3,162	.70	.55	3.08

For the period
11/1/2010 to 7/31/2011

Portfolio turnover rate for all share classes	16%

(1)Based on operations from 11/1/2010, commencement of operations, through 7/31/2011, and, accordingly, is not representative of a full year.
(2)Based on average shares outstanding.
(3)Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4)This column reflects the impact of certain reimbursements from CRMC. During the period shown, CRMC reimbursed other fees and expenses.
(5)Annualized.

See Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of American Funds Tax-Exempt Fund of New York

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of American Funds Tax-Exempt Fund of New York (the "Fund") at July 31, 2011, the results of its operations, the changes in its net assets and the financial highlights for the period November 1, 2010 (commencement of operations) through July 31, 2011, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at July 31, 2011 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Los Angeles, California
September 13, 2011

Other share class results
unaudited

Classes B, C and F

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Cumulative total returns for the period ended June 30, 2011
(the most recent calendar quarter-end):	Life of class

Class B shares* — first sold 11/1/10
Reflecting applicable contingent deferred
sales charge (CDSC), maximum of 5%,
payable only if shares are sold within six years of purchase	–4.54%
Not reflecting CDSC	0.42

Class C shares — first sold 11/1/10
Reflecting CDSC, maximum of 1%, payable only if shares are sold
within one year of purchase	–0.55
Not reflecting CDSC	0.45

Class F-1 shares† — first sold 11/1/10
Not reflecting annual asset-based fee charged by sponsoring firm	0.88

Class F-2 shares† — first sold 11/1/10
Not reflecting annual asset-based fee charged by sponsoring firm	1.02

*These shares are not available for purchase.
†These shares are sold without any initial or contingent deferred sales charge.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser has reimbursed certain expenses. These reimbursements may be adjusted or discontinued by the investment adviser at any time, subject to any restrictions in the fund’s prospectus. Fund results shown reflect the reimbursements, without which they would have been lower. See the fund’s prospectus or the Financial Highlights table on page 17 for details.

For information regarding the differences among the various share classes, refer to the fund’s prospectus.

Tax information
            unaudited

We are required to advise you within 60 days of the fund’s fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year. The fund hereby designates the following amount for the fund’s fiscal period ended July 31, 2011:

Exempt interest dividends	100%

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2012, to determine the calendar year amounts to be included on their 2011 tax returns. Shareholders should consult their tax advisers.

Expense example
          unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (February 1, 2011, through July 31, 2011).

Actual expenses:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
There are some account fees that are charged to certain types of accounts, such as individual retirement accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, Class F-1 and F-2 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 2/1/2011	Ending account value 7/31/2011	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,062.92	$3.27	.64%
Class A -- assumed 5% return	1,000.00	1,021.62	3.21	.64
Class B -- actual return	1,000.00	1,058.47	7.66	1.50
Class B -- assumed 5% return	1,000.00	1,017.36	7.50	1.50
Class C -- actual return	1,000.00	1,058.15	7.96	1.56
Class C -- assumed 5% return	1,000.00	1,017.06	7.80	1.56
Class F-1 -- actual return	1,000.00	1,062.05	4.14	.81
Class F-1 -- assumed 5% return	1,000.00	1,020.78	4.06	.81
Class F-2 -- actual return	1,000.00	1,063.34	2.86	.56
Class F-2 -- assumed 5% return	1,000.00	1,022.02	2.81	.56

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Board of trustees and other officers

“Independent” trustees1

	Year first
	elected
	a trustee
Name and age	of the fund2	Principal occupation(s) during past five years

Lee A. Ault III, 75	2010	Private investor and corporate director; former Chairman
		of the Board, In-Q-Tel, Inc. (technology venture company)

William H. Baribault, 66	2010	Chairman of the Board and CEO, Oakwood Enterprises
		(private investment and consulting)

James G. Ellis, 64	2010	Dean and Professor of Marketing, Marshall School
		of Business, University of Southern California

Martin Fenton, 76	2010	Chairman of the Board, Senior Resource Group LLC
Chairman of the Board		(development and management of senior living
(Independent and		communities)
Non-Executive)

Leonard R. Fuller, 65	2010	President and CEO, Fuller Consulting (financial
		management consulting firm)

W. Scott Hedrick, 66	2010	Founding General Partner, InterWest Partners
		(venture capital firm)

R. Clark Hooper, 65	2010	Private investor; former President, Dumbarton Group LLC
		(securities industry consulting)

Merit E. Janow, 53	2010	Professor, Columbia University, School of International
		and Public Affairs; former Member, World Trade
		Organization Appellate Body

Laurel B. Mitchell,	2010	Clinical Professor and Director, Accounting Program,
Ph.D., 56		University of Redlands

Frank M. Sanchez, 67	2010	Principal, The Sanchez Family Corporation dba
		McDonald’s Restaurants (McDonald’s licensee)

Margaret Spellings, 53	2010	President and CEO, Margaret Spellings & Company;

President, U.S. Forum for Policy Innovation and Senior Advisor to the
President and CEO, U.S. Chamber of Commerce; former United States
Secretary of Education, United States Department of Education —
Federal Government Agency; former Assistant to the President for
Domestic Policy, The White House: Federal Government, Executive Branch

Steadman Upham,	2010	President and Professor of Anthropology, The University of
Ph.D., 62		Tulsa

“Independent” trustees1

	Number of
	portfolios in fund
	complex3 overseen	Other directorships4
Name and age	by trustee	held by trustee

Lee A. Ault III, 75	42	Anworth Mortgage Asset Corporation

William H. Baribault, 66	42	None

James G. Ellis, 64	46	Quiksilver, Inc.

Martin Fenton, 76	42	Capital Private Client Services Funds
Chairman of the Board
(Independent and
Non-Executive)

Leonard R. Fuller, 65	46	None

W. Scott Hedrick, 66	42	Hot Topic, Inc.; Office Depot, Inc.

R. Clark Hooper, 65	48	JPMorgan Value Opportunities Fund, Inc.;
		The Swiss Helvetia Fund, Inc.

Merit E. Janow, 53	45	The NASDAQ Stock Market LLC;
		Trimble Navigation Limited

Laurel B. Mitchell, Ph.D., 56	42	None

Frank M. Sanchez, 67	42	None

Margaret Spellings, 53	42	None

Steadman Upham, Ph.D., 62	45	None

“Interested” trustees5

	Year first elected
	a trustee	Principal occupation(s) during past five years and
Name, age and	or officer	positions held with affiliated entities or the
position with fund	of the fund2	principal underwriter of the fund

Paul G. Haaga, Jr., 62	2010	Chairman of the Board, Capital Research and
Vice Chairman of		Management Company; Senior Vice President — Fixed
the Board		Income, Capital Research and Management Company

Karl J. Zeile, 44	2010	Senior Vice President — Fixed Income, Capital Research
President		and Management Company; Vice President, Capital
		Guardian Trust Company6

“Interested” trustees5

	Number of
	portfolios in fund
Name, age and	complex3 overseen	Other directorships4
position with fund	by trustee	held by trustee

Paul G. Haaga, Jr., 62	14	None
Vice Chairman of the Board

Karl J. Zeile, 44	2	None
President

The fund’s statement of additional information includes further details about fund trustees and is available without charge upon request by calling American Funds Service Company at 800/421-0180 or by visiting the American Funds website at americanfunds.com. The address for all trustees and officers of the fund is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

Other officers

	Year first
	elected	Principal occupation(s) during past five years
Name, age and	an officer	and positions held with affiliated
position with fund	of the fund2	entities or the principal underwriter of the fund

Brenda S. Ellerin, 48	2010	Senior Vice President — Fixed Income, Capital
Senior Vice President		Research and Management Company

Kristine M. Nishiyama, 41	2010	Senior Vice President and Senior Counsel — Fund
Vice President		Business Management Group, Capital Research and
		Management Company; Vice President and
		Senior Counsel — Capital Bank and Trust Company6

Courtney R. Taylor, 36	2010	Assistant Vice President — Fund Business
Secretary		Management Group, Capital Research and
		Management Company

Karl C. Grauman, 43	2010	Vice President — Fund Business Management Group,
Treasurer		Capital Research and Management Company

Steven I. Koszalka, 47	2010	Vice President — Fund Business Management Group,
Assistant Secretary		Capital Research and Management Company

M. Susan Gupton, 38	2010	Vice President — Fund Business Management Group,
Assistant Treasurer		Capital Research and Management Company

Dori Laskin, 60	2010	Vice President — Fund Business Management Group,
Assistant Treasurer		Capital Research and Management Company

1 The term “independent” trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the Investment Company Act of 1940.
2 Trustees and officers of the fund serve until their resignation, removal or retirement.

3 Capital Research and Management Company manages the American Funds, consisting of 33 funds. Capital Research and Management Company also manages American Funds Insurance Series,® which is composed of 18 funds and serves as the underlying investment vehicle for certain variable insurance contracts; and American Funds Target Date Retirement Series,® which is composed of 10 funds and is available through tax-deferred retirement plans and IRAs.

4 This includes all directorships (other than those in the American Funds or other funds managed by Capital Research and Management Company) that are held by each trustee as a director of a public company or a registered investment company.

5 “Interested persons” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).

6 Company affiliated with Capital Research and Management Company.

Offices

Office of the fund
One Market
Steuart Tower, Suite 2000
Mailing address: P.O. Box 7650
San Francisco, CA 94120-7650

Investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
Bank of New York Mellon
One Wall Street
New York, NY 10286

Counsel
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

Independent registered public accounting firm
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

American Funds Tax-Exempt Fund of New York files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Tax-Exempt Fund of New York, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2011, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

What makes American Funds different?

For 80 years, we have followed a consistent philosophy to benefit our investors. Our 33 carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 50 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•The multiple portfolio counselor system
Our unique approach to portfolio management, developed more than 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•Experienced investment professionals
American Funds portfolio counselors have an average of 27 years of investment experience, providing a depth of knowledge and broad perspective that few organizations have.

•A commitment to low management fees
The American Funds provide exceptional value for shareholders, with management fees that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•Growth funds
Emphasis on long-term growth through stocks
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®

•Growth-and-income funds
Emphasis on long-term growth and dividends through stocks
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Emphasis on above-average income and growth through stocks and/or bonds
Capital Income Builder®
The Income Fund of America®

•Balanced funds
Emphasis on long-term growth and current income through stocks and bonds
American Balanced Fund®
American Funds Global Balanced FundSM

•Bond funds
Emphasis on current income through bonds
American Funds Mortgage FundSM
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
 Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•Tax-exempt bond funds
Emphasis on tax-exempt current income through municipal bonds
American Funds Short-Term Tax-Exempt Bond FundSM
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
>American Funds Tax-Exempt Fund of New YorkSM
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market fund
American Funds Money Market Fund®

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds   Capital Research and Management   Capital International   Capital Guardian   Capital Bank and Trust

Lit No. MFGEAR-941-0911P

Litho in USA CGD/LPT/10167-S30144

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer.  The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics.  Such request can be made to American Funds Service Company at 800/421-0180 or to the Secretary of the Registrant, One Market, Steuart Tower, Suite 2000, San Francisco, California 94105.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Frank M. Sanchez, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members.  There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such.  Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

Registrant:
a) Audit Fees:
2010	None
2011	$20,000

b) Audit-Related Fees:
2010	None
2011	None

c) Tax Fees:
2010	None
2011	$3,000
The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
2010	None
2011	None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):

a) Audit Fees:
Not Applicable

b) Audit-Related Fees:
2010	None
2011	None

c) Tax Fees:
2010	$22,000
2011	$14,000
The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
2010	$2,000
2011	$2,000
The other fees consist of subscription services related to an accounting research tool.

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee.  The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services.  Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $24,000 for fiscal year 2010 and $18,000 for fiscal year 2011. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK

By /s/ Karl J. Zeile
Karl J. Zeile, President and Principal Executive Officer

Date: September 30, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Karl J. Zeile
Karl J. Zeile, President and Principal Executive Officer

Date: September 30, 2011

By /s/ Karl C. Grauman
Karl C. Grauman, Treasurer and Principal Financial Officer

Date: September 30, 2011